CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, authorized shares	1,000,000	1,000,000	15,000,000
Preferred Stock, outstanding shares	0	5,000,000
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, authorized shares	55,000,000	55,000,000	1,250,000
Common Stock, issued shares	13,402,664	6,321,848	1,060,441
Common Stock, outstanding shares	13,402,664	6,321,848	948,750
Exchangeable Stock Shares Issued		48,793	48,793
Exchangeable Stock Shares Outstanding		48,793	48,793
Convertible Preferred Stock [Member]
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, authorized shares	5,000,000	5,000,000
Series A Preferred Stock [Member]
Preferred Stock, par value	$ 1.00	$ 1.00	$ 1.00
Preferred Stock, shares issued	5,000,000	5,000,000	5,000,000
Preferred Stock, outstanding shares			5,000,000